Private Placement (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Sep. 19, 2019
Exercise price		$ 11.50
Class A Common Stock [Member] | Public Warrant [Member]
Exercise price			$ 11.50
Class A Common Stock [Member] | Public Warrant [Member] | Private Placement [Member]
Issue of warrants	5,500,000
Exercise price	$ 1.00
Purchase price of warrants	$ 5,500,000
Class A Common Stock [Member] | Public Warrant [Member] | Over-Allotment Option [Member]
Issue of warrants			600,000
Exercise price			$ 1.00